UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07537

Name of Registrant: Royce Capital Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq.

One Madison Avenue

New York, NY 10010

Registrant's telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31, 2024

Date of reporting period: January 1, 2025 – June 30, 2025

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2025
Royce Capital Fund—Micro-Cap Portfolio Investment Class—RCMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$59	1.21%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$125
Number of Holdings	153
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Capital Fund—Micro-Cap Portfolio Service Class—RCMSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$74	1.50%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$125
Number of Holdings	153
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Capital Fund—Small-Cap Portfolio Investment Class—RCPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$58	1.19%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$204
Number of Holdings	80
Portfolio Turnover Rate	22%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	1.9
Flex	1.9
Evercore Cl. A	1.9
Jabil	1.9
Visteon Corporation	1.8
Tiptree	1.8
Village Super Market Cl. A	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCS-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Capital Fund—Small-Cap Portfolio Service Class—RCSSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Capital Fund—Small-Cap Portfolio—Service Class	$69	1.42%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$204
Number of Holdings	80
Portfolio Turnover Rate	22%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	1.9
Flex	1.9
Evercore Cl. A	1.9
Jabil	1.9
Visteon Corporation	1.8
Tiptree	1.8
Village Super Market Cl. A	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCS-SC-STSR-0625	1

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Royce Capital Fund

Financial Statements and Other Important Information Semiannual—June 30, 2025 Royce Capital Fund—Micro-Cap Portfolio Royce Capital Fund—Small-Cap Portfolio

Schedules of Investments	June 30, 2025 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio
Common Stocks — 98.3%
	SHARES	VALUE

COMMUNICATION SERVICES — 4.2%
ENTERTAINMENT - 1.0%
IMAX Corporation [1]	43,564	$1,218,049
INTERACTIVE MEDIA & SERVICES - 1.6%
DHI Group [1]	145,614	432,474
QuinStreet [1]	61,742	994,046
Vimeo [1]	158,300	639,532
		2,066,052
MEDIA - 1.6%
Magnite [1]	70,863	1,709,216
Thryv Holdings [1]	23,758	288,897
		1,998,113
Total (Cost $3,078,206)		5,282,214

CONSUMER DISCRETIONARY — 11.1%
AUTOMOBILE COMPONENTS - 1.0%
Modine Manufacturing [1]	7,161	705,358
Stoneridge [1]	77,970	548,909
		1,254,267
DIVERSIFIED CONSUMER SERVICES - 2.2%
Legacy Education [1]	117,111	1,309,301
Lincoln Educational Services [1]	61,273	1,412,343
		2,721,644
HOTELS, RESTAURANTS & LEISURE - 1.5%
Century Casinos [1]	178,185	376,861
Denny’s Corporation [1]	70,493	289,022
Lindblad Expeditions Holdings [1]	107,057	1,249,355
		1,915,238
HOUSEHOLD DURABLES - 1.6%
Hovnanian Enterprises Cl. A [1]	5,785	604,822
Legacy Housing [1]	44,870	1,016,754
LGI Homes [1]	6,459	332,767
		1,954,343
LEISURE PRODUCTS - 1.4%
American Outdoor Brands [1]	106,650	1,114,492
MasterCraft Boat Holdings [1]	36,148	671,630
		1,786,122
SPECIALTY RETAIL - 2.8%
Beyond [1]	91,811	631,660
Citi Trends [1]	37,713	1,259,237
OneWater Marine Cl. A [1]	45,684	611,709
RealReal [1]	92,102	441,168
Shoe Carnival	26,549	496,732
		3,440,506
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Lakeland Industries	37,026	503,924
Vera Bradley [1]	129,752	286,752
		790,676
Total (Cost $12,330,269)		13,862,796

CONSUMER STAPLES — 1.0%
FOOD PRODUCTS - 1.0%
Seneca Foods Cl. A [1]	12,260	1,243,532
Total (Cost $663,812)		1,243,532

ENERGY — 4.1%
ENERGY EQUIPMENT & SERVICES - 3.7%
Natural Gas Services Group [1]	57,098	1,473,699
NPK International [1]	164,619	1,400,908
Pason Systems	79,729	718,981
Ranger Energy Services Cl. A	56,855	678,849
†Select Water Solutions Cl. A	46,674	403,263
		4,675,700
OIL, GAS & CONSUMABLE FUELS - 0.4%
SandRidge Energy	43,872	474,695
Total (Cost $3,007,952)		5,150,395

FINANCIALS — 17.1%
BANKS - 9.5%
BayCom Corp.	47,825	1,325,231
†Chain Bridge Bancorp Cl. A [1]	13,556	349,338
†Coastal Financial [1]	8,564	829,595
Customers Bancorp [1]	19,372	1,137,911
†Esquire Financial Holdings	4,727	447,458
First Foundation [1]	65,175	332,393
HBT Financial	54,321	1,369,432
†Hingham Institution for Savings	1,938	481,302
HomeTrust Bancshares	33,303	1,245,865
Investar Holding	64,072	1,237,871
Midway Investments [1],[2]	1,751,577	0
†Northeast Bank	9,451	841,044
Stellar Bancorp	41,845	1,170,823
Western New England Bancorp	122,907	1,134,432
		11,902,695
CAPITAL MARKETS - 4.6%
Canaccord Genuity Group	168,158	1,279,322
Oppenheimer Holdings Cl. A	12,236	804,762
†Perella Weinberg Partners Cl. A	12,295	238,769
Silvercrest Asset Management Group Cl. A	68,786	1,090,946
Sprott	22,823	1,577,623
StoneX Group [1]	8,658	789,090
		5,780,512
CONSUMER FINANCE - 0.8%
EZCORP Cl. A [1]	70,093	972,891
FINANCIAL SERVICES - 1.2%
Cass Information Systems	20,294	881,774
Repay Holdings Cl. A [1]	117,819	567,888
		1,449,662
INSURANCE - 1.0%
†International General Insurance Holdings	47,970	1,152,240
†SelectQuote [1]	48,137	114,566
		1,266,806
Total (Cost $16,487,896)		21,372,566

HEALTH CARE — 9.3%
BIOTECHNOLOGY - 1.6%
†Absci Corporation [1],[3]	183,874	472,556
ARS Pharmaceuticals [1]	1,527	26,646
CareDx [1]	54,016	1,055,473
†ORIC Pharmaceuticals [1]	14,510	147,277
†Travere Therapeutics [1]	19,589	289,917
		1,991,869
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Apyx Medical [1]	260,373	585,839
Artivion [1]	40,051	1,245,586
Establishment Labs Holdings [1],[3]	31,084	1,327,598
Inogen [1]	64,697	454,820

See Notes to Financial Statements	1

Schedules of Investments	June 30, 2025 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Profound Medical [1]	100,368	$597,012
		4,210,855
HEALTH CARE PROVIDERS & SERVICES - 0.7%
AMN Healthcare Services [1]	42,590	880,335
HEALTH CARE TECHNOLOGY - 0.5%
†Simulations Plus	34,298	598,500
LIFE SCIENCES TOOLS & SERVICES - 2.4%
BioLife Solutions [1]	44,866	966,413
†Cytek Biosciences [1]	168,863	574,134
†Maravai LifeSciences Holdings Cl. A [1]	164,439	396,298
†MaxCyte [1]	54,299	118,372
Mesa Laboratories	7,517	708,252
†Standard BioTools [1]	254,479	305,375
		3,068,844
PHARMACEUTICALS - 0.7%
Harrow [1]	29,460	899,708
Total (Cost $11,871,945)		11,650,111

INDUSTRIALS — 25.9%
AEROSPACE & DEFENSE - 2.3%
Astronics Corporation [1]	35,455	1,187,033
CPI Aerostructures [1]	138,579	485,027
Park Aerospace	68,039	1,004,936
†Redwire [1],[3]	10,476	170,759
		2,847,755
AIR FREIGHT & LOGISTICS - 0.3%
Radiant Logistics [1]	69,378	421,818
BUILDING PRODUCTS - 1.2%
†Janus International Group [1]	68,591	558,331
Quanex Building Products	46,848	885,427
		1,443,758
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Acme United	30,301	1,255,976
CECO Environmental [1]	50,104	1,418,444
Liquidity Services [1]	39,787	938,575
Montrose Environmental Group [1]	52,411	1,147,277
VSE Corporation	6,522	854,252
		5,614,524
CONSTRUCTION & ENGINEERING - 4.1%
Ameresco Cl. A [1]	41,942	637,099
Concrete Pumping Holdings	116,501	716,481
IES Holdings [1]	4,351	1,288,897
†Limbach Holdings [1]	9,305	1,303,631
NWPX Infrastructure [1]	30,042	1,232,022
		5,178,130
ELECTRICAL EQUIPMENT - 1.8%
American Superconductor [1]	42,306	1,552,207
†Hammond Power Solutions Cl. A	7,467	687,781
		2,239,988
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	37,546	905,234
MACHINERY - 5.1%
Graham Corporation [1]	30,786	1,524,215
Lindsay Corporation	5,739	827,851
Luxfer Holdings	89,357	1,088,368
Porvair	74,425	737,591
Shyft Group (The)	81,905	1,027,089
†Titan International [1]	58,270	598,433
Wabash National	59,800	635,674
		6,439,221
MARINE TRANSPORTATION - 0.7%
Clarkson	19,622	879,400
PROFESSIONAL SERVICES - 2.1%
Asure Software [1]	37,971	370,597
Forrester Research [1]	42,501	420,760
Kforce	16,309	670,789
Resources Connection	91,095	489,180
TrueBlue [1]	86,898	563,099
TTEC Holdings [1]	22,763	109,490
		2,623,915
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Alta Equipment Group	64,822	409,675
Distribution Solutions Group [1]	38,836	1,066,825
EVI Industries	28,003	611,306
Titan Machinery [1]	31,324	620,528
Transcat [1]	13,091	1,125,302
		3,833,636
Total (Cost $25,762,832)		32,427,379

INFORMATION TECHNOLOGY — 21.6%
COMMUNICATIONS EQUIPMENT - 4.7%
ADTRAN Holdings [1]	96,108	862,089
Applied Optoelectronics [1],[3]	42,762	1,098,556
Clearfield [1]	31,652	1,374,013
Digi International [1]	42,127	1,468,547
Harmonic [1]	78,873	746,927
Ribbon Communications [1]	92,048	369,113
		5,919,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.1%
Arlo Technologies [1]	57,831	980,814
Bel Fuse Cl. B	16,876	1,648,616
Climb Global Solutions	7,506	802,467
LightPath Technologies Cl. A [1]	351,068	1,081,289
Luna Innovations [1],[4]	197,181	174,505
nLIGHT [1]	66,070	1,300,258
PAR Technology [1]	19,284	1,337,731
Powerfleet [1]	210,754	908,350
Richardson Electronics	94,037	907,457
Vishay Precision Group [1]	35,912	1,009,127
		10,150,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Aehr Test Systems [1],[3]	34,283	443,279
†Alpha and Omega Semiconductor [1]	16,936	434,578
Camtek [1]	9,516	804,673
Cohu [1]	44,588	857,873
Ichor Holdings [1]	66,278	1,301,700
inTEST Corporation [1]	96,179	700,183
Kopin Corporation [1]	631,183	965,710
Nova [1]	4,942	1,360,039
NVE Corporation	13,872	1,021,118
†Penguin Solutions [1]	28,735	569,240
Photronics [1]	10,500	197,715
Ultra Clean Holdings [1]	36,439	822,428
		9,478,536
SOFTWARE - 0.5%
PROS Holdings [1]	39,591	619,995

See Notes to Financial Statements	2

Schedules of Investments	June 30, 2025 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
AstroNova [1]	68,596	$795,028
Total (Cost $19,270,098)		26,963,418

MATERIALS — 3.0%
CHEMICALS - 0.8%
Core Molding Technologies [1]	33,860	561,737
†5N Plus [1]	66,319	435,390
		997,127
METALS & MINING - 2.2%
†Alphamin Resources	43,153	27,253
Altius Minerals	46,639	937,746
Ferroglobe	179,984	660,541
Major Drilling Group International [1]	181,672	1,182,019
		2,807,559
Total (Cost $3,320,799)		3,804,686

REAL ESTATE — 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
FRP Holdings [1]	23,298	626,483
Marcus & Millichap	18,505	568,289
Total (Cost $773,570)		1,194,772

TOTAL COMMON STOCKS
(Cost $96,567,379)		122,951,869

COLLATERAL RECEIVED FOR SECURITIES LOANED — 1.8%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.20%)
(Cost $2,283,316)	2,283,316	2,283,316

INVESTMENTS AT VALUE
(Cost $98,850,695)		125,235,185

REPURCHASE AGREEMENT— 2.3%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $2,874,982 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $2,932,359)
(Cost $2,874,683)		2,874,683

TOTAL INVESTMENTS — 102.4%
(Cost $101,725,378)		128,109,868

LIABILITIES LESS CASH AND OTHER ASSETS — (2.4)%		(3,030,566)

NET ASSETS — 100.0%		$125,079,302

Royce Capital Fund - Small-Cap Portfolio
Common Stocks — 98.8%
	SHARES	VALUE

COMMUNICATION SERVICES — 1.6%
MEDIA - 1.6%
TEGNA	198,144	$3,320,893
Total (Cost $3,132,500)		3,320,893

CONSUMER DISCRETIONARY — 21.1%
AUTOMOBILE COMPONENTS - 4.3%
Gentex Corporation	67,276	1,479,399
Lear Corporation	38,362	3,643,623
Visteon Corporation [1]	39,991	3,731,160
		8,854,182
DIVERSIFIED CONSUMER SERVICES - 1.3%
frontdoor [1]	44,581	2,627,604
HOUSEHOLD DURABLES - 7.3%
Ethan Allen Interiors	74,341	2,070,397
M/I Homes [1]	27,432	3,075,676
Meritage Homes	43,825	2,934,960
PulteGroup	34,702	3,659,673
Tri Pointe Homes [1]	99,606	3,182,412
		14,923,118
SPECIALTY RETAIL - 7.3%
Academy Sports & Outdoors	48,542	2,175,167
Buckle (The)	88,589	4,017,511
Caleres	82,005	1,002,101
J.Jill	125,414	1,836,061
Shoe Carnival	87,456	1,636,302
Signet Jewelers	30,837	2,453,083
Williams-Sonoma	10,507	1,716,529
		14,836,754
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Kontoor Brands	27,718	1,828,556
Total (Cost $38,214,972)		43,070,214

CONSUMER STAPLES — 1.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Village Super Market Cl. A	95,455	3,675,018
Total (Cost $2,106,783)		3,675,018

ENERGY — 8.1%
OIL, GAS & CONSUMABLE FUELS - 8.1%
Chord Energy	31,139	3,015,812
Civitas Resources	58,302	1,604,471
Crescent Energy Cl. A	57,252	492,367
Dorchester Minerals L.P.	42,602	1,186,892
Matador Resources	64,856	3,094,928
Riley Exploration Permian	63,389	1,662,694
SM Energy	101,122	2,498,725
Teekay Tankers Cl. A	70,268	2,931,581
Total (Cost $18,631,836)		16,487,470

FINANCIALS — 25.2%
BANKS - 18.8%
Burke & Herbert Financial Services	57,923	3,459,741
Citizens Community Bancorp	76,671	1,058,060
CNB Financial	110,782	2,532,477
Dime Community Bancshares	78,424	2,112,743
†First Bank	199,772	3,090,473
†FS Bancorp	52,311	2,060,007
Heritage Financial	110,455	2,633,247
Mid Penn Bancorp	91,380	2,576,916
OceanFirst Financial	143,081	2,519,656

See Notes to Financial Statements	3

Schedules of Investments	June 30, 2025 (unaudited)

Royce Capital Fund - Small-Cap Portfolio (continued)

	SHARES	VALUE

FINANCIALS (continued)
BANKS (continued)
Princeton Bancorp	48,059	$1,467,722
Timberland Bancorp	114,566	3,574,459
TrustCo Bank Corp NY	54,860	1,833,421
Unity Bancorp	72,303	3,404,025
Univest Financial	87,506	2,628,680
†WesBanco	59,451	1,880,435
Western New England Bancorp	173,647	1,602,762
		38,434,824
CAPITAL MARKETS - 1.9%
Evercore Cl. A	14,555	3,930,141
FINANCIAL SERVICES - 2.7%
†Enact Holdings	78,437	2,913,935
International Money Express [1]	246,197	2,484,128
		5,398,063
INSURANCE - 1.8%
Tiptree	157,397	3,711,421
Total (Cost $39,261,368)		51,474,449

HEALTH CARE — 6.1%
BIOTECHNOLOGY - 2.0%
Catalyst Pharmaceuticals [1]	138,845	3,012,937
†Entrada Therapeutics [1]	152,663	1,025,895
		4,038,832
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Molina Healthcare [1]	10,693	3,185,445
PHARMACEUTICALS - 2.6%
Amphastar Pharmaceuticals [1]	66,797	1,533,659
Collegium Pharmaceutical [1]	88,158	2,606,832
SIGA Technologies	181,197	1,181,404
		5,321,895
Total (Cost $9,727,149)		12,546,172

INDUSTRIALS — 16.0%
BUILDING PRODUCTS - 1.7%
MasterBrand [1]	185,644	2,029,089
UFP Industries	13,703	1,361,530
		3,390,619
COMMERCIAL SERVICES & SUPPLIES - 2.0%
†Interface	118,115	2,472,147
†Steelcase Cl. A	154,901	1,615,617
		4,087,764
CONSTRUCTION & ENGINEERING - 1.5%
Sterling Infrastructure [1]	12,791	2,951,268
GROUND TRANSPORTATION - 1.5%
ArcBest Corporation	40,542	3,122,139
MACHINERY - 3.4%
Allison Transmission Holdings	37,022	3,516,720
Blue Bird [1]	35,671	1,539,560
Miller Industries	42,981	1,910,935
		6,967,215
MARINE TRANSPORTATION - 1.4%
Genco Shipping & Trading	222,726	2,911,029
PROFESSIONAL SERVICES - 4.5%
Barrett Business Services	64,204	2,676,665
IBEX [1]	138,120	4,019,292
Korn Ferry	34,664	2,541,911
		9,237,868
Total (Cost $23,215,484)		32,667,902

INFORMATION TECHNOLOGY — 15.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.5%
Bel Fuse Cl. B	21,180	2,069,074
ePlus [1]	38,853	2,801,301
Flex [1]	78,893	3,938,339
Jabil	17,430	3,801,483
PC Connection	25,163	1,655,222
Sanmina Corporation [1]	40,735	3,985,105
TD SYNNEX	24,246	3,290,182
		21,540,706
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Amkor Technology	135,222	2,838,310
SOFTWARE - 1.2%
Adeia	180,441	2,551,436
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Diebold Nixdorf [1]	73,427	4,067,856
Total (Cost $15,142,081)		30,998,308

MATERIALS — 3.8%
CHEMICALS - 2.2%
†Cabot Corporation	20,403	1,530,225
†NewMarket Corporation	4,182	2,889,177
		4,419,402
METALS & MINING - 0.9%
†Worthington Steel	63,721	1,900,797
PAPER & FOREST PRODUCTS - 0.7%
†Sylvamo Corporation	30,448	1,525,445
Total (Cost $7,375,114)		7,845,644

TOTAL COMMON STOCKS
(Cost $156,807,287)		202,086,070

INVESTMENTS AT VALUE
(Cost $156,807,287)		202,086,070

REPURCHASE AGREEMENT— 1.2%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $2,353,395 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $2,400,283)
(Cost $2,353,149)		2,353,149

TOTAL INVESTMENTS — 100.0%
(Cost $159,160,436)		204,439,219

CASH AND OTHER ASSETS LESS LIABILITIES — 0.0%		26,192

NET ASSETS — 100.0%		$204,465,411

See Notes to Financial Statements	4

Schedules of Investments	June 30, 2025 (unaudited)

†	New additions in 2025.

[1]	Non-income producing.

[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

[3]	All or a portion of these securities were on loan as of June 30, 2025.

[4]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

Bold indicates a Fund’s 20 largest equity holdings in terms of June 30, 2025, market value.

See Notes to Financial Statements	5

Statements of Assets and Liabilities	June 30, 2025 (unaudited)

	Micro-Cap Portfolio	Small-Cap Portfolio
ASSETS:
Investments at value (including collateral on loaned securities)[1]	$125,235,185	$202,086,070
Repurchase agreements (at cost and value)	2,874,683	2,353,149
Foreign currency[2]	14,162	–
Receivable for investments sold	211,547	151,006
Receivable for capital shares sold	535,751	156,511
Receivable for dividends and interest	23,289	102,238
Receivable for securities lending income	4,428	1
Prepaid expenses and other assets	2,959	6,374
Total Assets	128,902,004	204,855,349
LIABILITIES:
Payable for collateral on loaned securities	2,283,316	–
Payable for investments purchased	511,320	23,907
Payable for capital shares redeemed	860,310	103,338
Payable for investment advisory fees	98,608	164,118
Payable for trustees’ fees	9,662	20,413
Accrued expenses	59,486	78,162
Total Liabilities	3,822,702	389,938
Net Assets	$125,079,302	$204,465,411
ANALYSIS OF NET ASSETS:
Paid-in capital	$75,345,100	$134,230,094
Total distributable earnings (loss)	49,734,202	70,235,317
Net Assets	$125,079,302	$204,465,411
Investment Class	$109,768,895	$121,970,718
Service Class	15,310,407	82,494,693
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	11,483,374	13,638,173
Service Class	1,661,009	9,450,453
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
(offering and redemption price per share)
Investment Class	$9.56	$8.94
Service Class	9.22	8.73
Investments at identified cost	$98,850,695	$156,807,287
Market value of loaned securities[3]	3,383,008	–

1  See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2  The cost of foreign currency is $14,139 for Micro-Cap Portfolio.

3  Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	6

Statements of Operations	Six Months Ended June 30, 2025 (unaudited)

	Micro-Cap Portfolio	Small-Cap Portfolio
INVESTMENT INCOME:
INCOME:
Dividends	$575,035	$2,659,638
Foreign withholding tax	(7,476)	–
Interest	51,059	58,736
Securities lending	11,044	2
Total income	629,662	2,718,376
EXPENSES:
Investment advisory fees	598,664	1,085,275
Distribution fees	18,091	121,572
Administrative and office facilities	44,462	82,671
Trustees’ fees	19,165	38,069
Custody	18,734	22,848
Audit	18,371	18,477
Shareholder reports	10,999	9,533
Shareholder servicing	9,003	8,675
Legal	2,931	6,121
Other expenses	6,219	12,878
Total expenses	746,639	1,406,119
Compensating balance credits	(133)	(119)
Net expenses	746,506	1,406,000
Net investment income (loss)	(116,844)	1,312,376
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	9,276,007	9,774,345
Foreign currency transactions	770	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(11,947,754)	(25,160,961)
Other assets and liabilities denominated in foreign currency	(401)	–
Net realized and unrealized gain (loss) on investments and foreign currency	(2,671,378)	(15,386,616)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$(2,788,222)	$(14,074,240)

See Notes to Financial Statements	7

Statements of Changes in Net Assets

	Micro-Cap Portfolio		Small-Cap Portfolio
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$(116,844)	$(572,966)	$1,312,376	$3,395,190
Net realized gain (loss) on investments and foreign currency	9,276,777	14,363,659	9,774,345	16,086,716
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,948,155)	3,273,128	(25,160,961)	(10,018,707)
Net increase (decrease) in net assets from investment operations	(2,788,222)	17,063,821	(14,074,240)	9,463,199
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(7,882,834)	–	(6,999,795)
Service Class	–	(1,343,819)	–	(7,487,386)
Total distributions	–	(9,226,653)	–	(14,487,181)
CAPITAL SHARE TRANSACTIONS:
Value of shares sold
Investment Class	6,603,448	6,625,394	7,413,644	8,501,926
Service Class	3,129,002	721,181	10,031,088	4,116,794
Distributions reinvested
Investment Class	–	7,882,834	–	6,999,795
Service Class	–	1,343,819	–	7,487,386
Value of shares redeemed
Investment Class	(11,964,452)	(20,555,018)	(10,405,447)	(27,985,937)
Service Class	(6,649,272)	(4,069,665)	(61,503,994)	(33,411,352)
Net increase (decrease) in net assets from capital share transactions	(8,881,274)	(8,051,455)	(54,464,709)	(34,291,388)
Net Increase (Decrease) in Net Assets	(11,669,496)	(214,287)	(68,538,949)	(39,315,370)
NET ASSETS:
Beginning of period	136,748,798	136,963,085	273,004,360	312,319,730
End of period	$125,079,302	$136,748,798	$204,465,411	$273,004,360

See Notes to Financial Statements	8

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Micro-Cap Portfolio–Investment Class
2025†	$9.75	$(0.01)[1]	$(0.18)	$(0.19)	$–	$–	$–	$9.56	(1.95)%[2]	$109,769	1.21%[3]	1.21%[3]	1.21%[3]	(0.16	)%[1],[3]	24%
2024	9.17	(0.04)	1.32	1.28	–	(0.70)	(0.70)	9.75	13.67	117,132	1.18	1.18	1.18	(0.39)		19
2023	7.72	(0.03)	1.48	1.45	–	–	–	9.17	18.78	116,468	1.18	1.18	1.15	(0.33)		24
2022	14.77	(0.05)	(3.28)	(3.33)	–	(3.72)	(3.72)	7.72	(22.43)	109,600	1.31	1.31	1.21	(0.46)		12
2021	11.91	(0.08)	3.61	3.53	–	(0.67)	(0.67)	14.77	29.98	157,042	1.37	1.37	1.33	(0.56)		25
2020	9.75	(0.05)	2.36	2.31	–	(0.15)	(0.15)	11.91	23.79	134,109	1.47	1.47	1.33	(0.51)		25
Micro-Cap Portfolio–Service Class
2025†	$9.41	$(0.02)[1]	$(0.17)	$(0.19)	$–	$–	$–	$9.22	(2.02)%[2]	$15,310	1.50%[3]	1.50%[3]	1.50%[3]	(0.44	)%[1],[3]	24%
2024	8.88	(0.06)	1.26	1.20	–	(0.67)	(0.67)	9.41	13.28	19,617	1.45	1.45	1.45	(0.66)		19
2023	7.49	(0.05)	1.44	1.39	–	–	–	8.88	18.56	20,495	1.46	1.46	1.42	(0.61)		24
2022	14.37	(0.08)	(3.18)	(3.26)	–	(3.62)	(3.62)	7.49	(22.65)	13,269	1.61	1.61	1.47	(0.74)		12
2021	11.63	(0.11)	3.50	3.39	–	(0.65)	(0.65)	14.37	29.52	29,231	1.64	1.64	1.58	(0.81)		25
2020	9.54	(0.07)	2.31	2.24	–	(0.15)	(0.15)	11.63	23.55	28,039	1.72	1.72	1.58	(0.75)		25
Small-Cap Portfolio–Investment Class
2025†	$9.42	$0.06	$(0.54)	$(0.48)	$–	$–	$–	$8.94	(5.10)%[2]	$121,971	1.19%[3]	1.19%[3]	1.19%[3]	1.32%[3]		22%
2024	9.59	0.12	0.23	0.35	(0.12)	(0.40)	(0.52)	9.42	3.40	131,641	1.14	1.14	1.14	1.28		36
2023	8.36	0.11	2.04	2.15	(0.08)	(0.84)	(0.92)	9.59	25.93	146,549	1.15	1.15	1.13	1.26		69
2022	9.41	0.08	(0.94)	(0.86)	(0.04)	(0.15)	(0.19)	8.36	(9.20)	139,807	1.15	1.15	1.08	0.96		88
2021	7.41	0.03	2.10	2.13	(0.13)	–	(0.13)	9.41	28.82	172,388	1.11	1.11	1.08	0.37		51
2020	8.19	0.06	(0.65)	(0.59)	(0.07)	(0.12)	(0.19)	7.41	(7.15)	153,953	1.19	1.19	1.08	0.90		95
Small-Cap Portfolio–Service Class
2025†	$9.21	$0.05	$(0.53)	$(0.48)	$–	$–	$–	$8.73	(5.21)%[2]	$82,494	1.42%[3]	1.42%[3]	1.42%[3]	1.08%[3]		22%
2024	9.37	0.10	0.23	0.33	(0.10)	(0.39)	(0.49)	9.21	3.26	141,363	1.38	1.38	1.37	1.05		36
2023	8.18	0.08	1.99	2.07	(0.06)	(0.82)	(0.88)	9.37	25.53	165,771	1.39	1.39	1.37	0.96		69
2022	9.20	0.06	(0.92)	(0.86)	(0.01)	(0.15)	(0.16)	8.18	(9.41)	159,279	1.40	1.40	1.33	0.68		88
2021	7.25	0.01	2.05	2.06	(0.11)	–	(0.11)	9.20	28.45	209,252	1.35	1.35	1.33	0.10		51
2020	8.01	0.05	(0.64)	(0.59)	(0.05)	(0.12)	(0.17)	7.25	(7.33)	205,500	1.43	1.43	1.33	0.73		95

†	Six months ended June 30, 2025 (unaudited).

[1]	For Micro-Cap Portfolio, a special distribution from Concrete Pumping Holdings resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.19% for the Investment Class and $0.01 per share and 0.23% for the Service Class.
[2]	Not annualized
[3]	Annualized

See Notes to Financial Statements	9

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Shares of the Funds are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. Micro-Cap Portfolio and Small-Cap Portfolio commenced operations on December 27, 1996.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Micro-Cap Portfolio
Common Stocks	$122,777,364	$ 174,505	$0	$122,951,869
Money Market Fund/Collateral Received for Securities Loaned	2,283,316	–	–	2,283,316
Repurchase Agreement	–	2,874,683	–	2,874,683
Small-Cap Portfolio
Common Stocks	202,086,070	–	–	202,086,070
Repurchase Agreement	–	2,353,149	–	2,353,149

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2025, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2025:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$2,283,316	$(2,273,011)	$10,305

[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2025:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$1,132,856	$(1,109,997)	$22,859

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

The Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds' Custodian (in such capacity, the "Custodian"), and through the Custodian's global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

Notes to Financial Statements (unaudited) (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 3, 2025. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2025.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreement between the Trust, on behalf of each Fund, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of both Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
Micro-Cap Portfolio
Investment Class	797,836	685,432	–	779,707	(1,333,521)	(2,143,748)	(535,685)	(678,609)
Service Class	353,014	76,423	–	137,546	(776,486)	(437,252)	(423,472)	(223,283)
Small-Cap Portfolio
Investment Class	858,558	882,513	–	704,914	(1,195,336)	(2,893,899)	(336,778)	(1,306,472)
Service Class	1,136,346	438,364	–	771,895	(7,042,619)	(3,536,967)	(5,906,273)	(2,326,708)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreement with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP		SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Investment Class	Service Class	Net advisory fees	Advisory fees waived
Micro-Cap Portfolio	1.00%	N/A	N/A	$598,664	$–
Small-Cap Portfolio	1.00%	N/A	N/A	1,085,275	–

Notes to Financial Statements (unaudited) (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees from each Fund’s Service Class that are computed daily and payable monthly, at an annual rate of 0.25% of the average net assets of each Class. For the six months ended June 30, 2025, Micro-Cap Portfolio-Service Class recorded distribution fees of $18,091 and Small-Cap Portfolio-Service Class recorded distribution fees of $121,572.

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2025, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Micro-Cap Portfolio	$28,430,976	$36,567,581
Small-Cap Portfolio	47,758,729	104,765,086

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2025:

	DISTRIBUTION FEES	SHAREHOLDER REPORTS	SHAREHOLDER SERVICING	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Micro-Cap Portfolio -- Investment Class	$–	$9,616	$5,169	$(101)	$14,684	$–
Micro-Cap Portfolio -- Service Class	18,091	1,383	3,834	(32)	23,276	–
	18,091	10,999	9,003	(133)		–
Small-Cap Portfolio -- Investment Class	–	7,903	4,617	(84)	12,436	–
Small-Cap Portfolio -- Service Class	121,572	1,630	4,058	(35)	127,225	–
	121,572	9,533	8,675	(119)		–

Tax Information:

As of June 30, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$101,770,077	$26,339,791	$40,188,182	$13,848,391
Small-Cap Portfolio	160,226,790	44,212,429	57,496,277	13,283,848

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

New Accounting Pronouncements and Regulations:

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Segment Reporting Disclosures (the “Update”). The Update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce, in its capacity as investment manager, functions as the Chief Operating Decision Maker (CODM) for each Fund for purposes of the Update, evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreement

At meetings held on June 17-18, 2025, the Board of Trustees of Royce Capital Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreement (the “Agreement”) between Royce & Associates, LP (“Royce”) and Royce Capital Fund (“RCF”) relating to each of Royce Micro-Cap Portfolio and Royce Small-Cap Portfolio (each, a “Fund” and together, the “Funds”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment advisory fee, expense ratio, and investment performance comparisons for each Fund with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category”, information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds’ investment performance, fees, and expenses. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce, relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or both Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of Fund shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement, the non-interested trustees had access to and advice from, and had met separately with, their independent legal counsel. While continuation of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of whether to approve the continuation of the Agreement: (i) Royce’s more than 50-year track record of consistently

Board Approval of Investment Advisory Agreement (cont.)

applying its value-based investment approaches; (ii) the history of long-tenured Royce portfolio managers managing each Fund; (iii) Royce’s focus on small-cap and micro-cap value investing; (iv) the integrity and high ethical standards adhered to at Royce; (v) Royce’s specialized experience in the area of trading small-and micro-cap securities; (vi) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent, particularly the effort and resources Royce had committed to acquiring such talent in recent years; (vii) Royce’s risk management and oversight processes, which seek to aid portfolio managers in evaluating risk metrics, factor exposures, and performance attributes and drivers for the Funds they manage; and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds and providing expansive shareholder reporting and communications. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund and applicable legal and regulatory requirements. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and RCF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other pooled investment vehicles, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment performance of the Funds and Royce

The Board recognizes that performance patterns for the high active share, differentiated, and consistently applied smaller company investment strategies employed by the Funds: (i) will be cyclical; (ii) may, at times, be meaningfully different from those of the performance benchmarks and similar funds against which the Funds are often compared; and (iii) may include periods of underperformance relative to such benchmarks and similar funds. The Board continues to believe that risk-adjusted performance represents an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods.

The Russell 2000 Index and the Russell Micro-Cap Index rose 11.54% and 13.70%, respectively, during the calendar year ended December 31, 2024. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks

Board Approval of Investment Advisory Agreement (cont.)

during 2024, as they did in 2023, with the Russell 2000 Growth Index posting a return of 15.15%, compared to a gain of 8.05% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index and the Russell Micro-Cap Index in 2024, the Russell 1000 Index gained 24.51% during the period and outperformed its smaller-cap siblings.

It was also noted that a large portion of the post-2008 market period was marked by historically low interest rates and significant U.S. Federal Reserve market intervention. During this period, highly leveraged, nonearning companies and yield-oriented securities (e.g., master limited partnerships, real estate investment trusts, and utilities) generally outperformed the companies with more conservative balance sheets, low leverage, the ability to generate and effectively allocate free cash flow, and strong returns on invested capital and cyclical companies generally favored by the Funds. The Board noted that the relative risk-adjusted investment performance of each Fund was adversely affected during periods in which the above-described market factors were prevalent.

The Board noted that Royce Micro-Cap Portfolio (“RCM”) ranked in the 1st or 2nd Sharpe Ratio quartile within its Morningstar category for three of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (i.e., 2nd, 2nd, 2nd, and 4th) while Royce Small-Cap Portfolio (“RCS”) ranked in the 1st or 2nd Sharpe Ratio quartile within its Morningstar category for only one of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (i.e., 4th, 1st, 4th, and 4th).

In addition to the relative risk–adjusted performance of each Fund, the Board also reviewed and considered each Fund’s absolute total returns, down-market performance, and long-term performance records over periods exceeding ten years.

The trustees also received detailed information from Royce comparing each Fund’s average annual total returns to those of its primary benchmark index for the 1-, 3-, 5-, and 10-year periods ended March 31, 2025, and noted that: (i) RCM outperformed its primary benchmark index for the 3-year, 5-year, and 10-year periods ended March 31, 2025 (but not the 1-year period ended March 31, 2025); and (ii) RCS outperformed its primary benchmark index for the 3-year and 5-year periods ended March 31, 2025 (but not the 1-year and 10-year periods ended March 31, 2025).

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and the profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2024, were reasonable in relation to the nature and quality of services provided.

Board Approval of Investment Advisory Agreement (cont.)

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small-and micro-cap stocks and that they did not involve the same efficiencies as portfolios of large-cap stocks. The Board concluded that the current fee structure for each Fund was reasonable, that shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreement to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in small-and micro-cap stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rate for the calendar year ended December 31, 2024 for: (i) RCM equaled the median for its Broadridge-assigned peer group; and (ii) RCS ranked in the third quartile within its Broadridge-assigned peer group, 8 basis points higher than the median for such peer group.

The Board also noted the value of the net annual operating expense ratio in assessing a fund’s expenses, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses. The Board further noted that: (i) RCM’s net annual operating expense ratio of 1.18% for the calendar year ended December 31, 2024 ranked in the 2nd (second least expensive) quartile within its Broadridge-assigned peer group, 7 basis points lower than the median for such peer group; and (ii) RCS’s net annual operating expense ratio of 1.14% for the calendar year ended December 31, 2024 ranked in the 2nd (second least expensive) quartile within its Broadridge-assigned peer group, equaling the median for such peer group.

The Board also noted that Royce manages each Fund in an active fashion. The industry accepted metric for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings of an equity portfolio differ from the holdings of its appropriate passive benchmark index. At the extremes, a portfolio with no holdings in common with the benchmark would have 100% active share, while a portfolio that is identical to the benchmark would have 0% active share. Royce presented several analyses to the Board which demonstrated that mutual funds with high active share scores had higher expense ratios than mutual funds with lower active share scores due to the resources required for the active management of those funds. The Board noted that the active shares for RCM and RCS were 89% and 95%, respectively, for the calendar year ended December 31, 2024.

Board Approval of Investment Advisory Agreement (cont.)

The Board further noted that Royce had, from time to time, waived investment advisory fees and/or reimbursed expenses in order to maintain expense ratios at competitive levels. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted that, given the greater level of services that Royce provides to registered investment companies such as the Funds as compared to other accounts, each Fund’s investment advisory fees compared favorably to these other accounts.

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all of the non-interested trustees, determined to approve the continuation of the existing Agreement, concluding that continuation of the Agreement is in the best interest of the shareholders of each Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE CAPITAL FUND

BY:	/s/Christopher D. Clark

Christopher D. Clark

President

Date: August 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE CAPITAL FUND		ROYCE CAPITAL FUND

BY:	/s/Christopher D. Clark	BY:	/s/Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: August 12, 2025		Date: August 12, 2025